Post-employment benefit obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of Amounts Recognized in Consolidated Statements of Financial Position

The amounts recognized in the consolidated statements financial position are as follows:

	December 31,	December 31,
	2019	2018
Present value of funded obligations	$29,519	$25,068
Fair value of plan assets	19,382	16,894

Deficit of funded plans	$10,137	$8,174

Schedule of Movements in Defined Benefit Obligations

The movements in the defined benefit obligations are as follows:

	December 31,	December 31,
	2019	2018
Obligations, beginning of year	$25,068	$26,730
Current service costs	579	755
Interest costs	1,048	965
Benefits paid	(1,043)	(960)
Actuarial (gain) loss	3,867	(2,422)

Obligations, end of year	$29,519	$25,068

Schedule of Fair Value of Plan Assets

The movements in the fair value of plan assets are as follows:

	December 31,	December 31,
	2019	2018
Assets, beginning of year	$16,894	$18,112
Return on assets	714	685
Actuarial gain (loss)	2,074	(1,871)
Employer contributions	743	928
Benefits paid	(1,043)	(960)

Assets, end of year	$19,382	$16,894

Schedule of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss

The amounts recognized in the consolidated statements of loss and comprehensive loss are as follows:

	December 31,	December 31,
	2019	2018
Current service costs and interest costs included in cost of sales	$1,627	$1,720

Schedule of Principal Actuarial Assumptions

The principal actuarial assumptions are as follows:

	December 31,	December 31,
	2019	2018
Discount rate (expense)	4.25%	3.75%
Discount rate (year end disclosures)	3.25%	4.25%
Future salary increases (salaried plan only)	5.00%	5.00%